PGIM Rock ETF Trust
PGIM US Large-Cap Buffer 12 ETF – July
PGIM US Large-Cap Buffer 20 ETF – July
PGIM US Large-Cap Buffer 12 ETF – August
PGIM US Large-Cap Buffer 20 ETF – August
PGIM US Large-Cap Buffer 12 ETF – September
PGIM US Large-Cap Buffer 20 ETF – September
PGIM US Large-Cap Buffer 12 ETF – October
PGIM US Large-Cap Buffer 20 ETF – October
PGIM US Large-Cap Buffer 12 ETF – November
PGIM US Large-Cap Buffer 20 ETF – November
PGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)
Supplement dated April 29, 2024
to the Funds’ Currently Effective Prospectus
As described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (assuming an investment at the beginning of the Target Outcome Period). The Target Outcome Period for each Fund will commence and end on the dates indicated below. Each Fund’s Cap will not be determined until the start of the Target Outcome Period. As of April 29, 2024, the expected range of each Fund’s Cap (before fees and expenses) is set forth below.
Fund Name	Ticker	Target Outcome Period	Estimated Cap Range
PGIM US Large-Cap Buffer 12 ETF – July	JULP	May 8, 2024 through June 30, 2024	0.30% – 2.30% before fees and expenses
(0.23% – 2.23% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF – July	PBJL	May 8, 2024 through June 30, 2024	0.10% – 2.10% before fees and expenses
(0.03% – 2.03% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF – August	AUGP	May 10, 2024 through July 31, 2024	1.60% – 3.60% before fees and expenses
(1.48% – 3.48% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF – August	PBAU	May 10, 2024 through July 31, 2024	0.80% – 2.80% before fees and expenses
(0.68% – 2.68% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF – September	SEPP	May 15, 2024 through August 31, 2024	2.90% – 4.90% before fees and expenses
(2.75% – 4.75% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF – September	PBSE	May 15, 2024 through August 31, 2024	1.70% – 3.70% before fees and expenses
(1.55% – 3.55% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF – October	OCTP	May 17, 2024 through September 30, 2024	3.90% – 5.90% before fees and expenses
(3.71% – 5.71% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF – October	PBOC	May 17, 2024 through September 30, 2024	2.40% – 4.40% before fees and expenses
(2.21% – 4.21% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF – November	NOVP	May 22, 2024 through October 31, 2024	5.30% – 7.30% before fees and expenses
(5.07% – 7.07% after taking into account the Fund’s unitary management fee)

Fund Name	Ticker	Target Outcome Period	Estimated Cap Range
PGIM US Large-Cap Buffer 20 ETF – November	PBNV	May 22, 2024 through October 31, 2024	3.50% – 5.50% before fees and expenses
(3.27% – 5.27% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 12 ETF – December	DECP	May 24, 2024 through November 30, 2024	6.70% – 8.70% before fees and expenses
(6.43% – 8.43% after taking into account the Fund’s unitary management fee)
PGIM US Large-Cap Buffer 20 ETF – December	PBDE	May 24, 2024 through November 30, 2024	4.60% – 6.60% before fees and expenses
(4.33% – 6.33% after taking into account the Fund’s unitary management fee)
LR1470